Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	$ 5,750,266	$ 11,477,852	$ 36,752,200
Money market fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	5,750,266	11,477,852	36,752,200
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	5,750,266	11,477,852	36,752,200
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	$ 5,750,266	$ 11,477,852	$ 36,752,200